Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Composition of Net Loans

The composition of loans, net at December 31, 2016 and 2015 is as follows (in thousands):

	2016	2015
Real Estate:
Land Development and Construction	$23,793	$33,133
Farmland	18,175	23,293
1-4 Family Mortgages	97,812	104,046
Commercial Real Estate	180,880	180,691

Total Real Estate Loans	320,660	341,163

Business Loans:
Commercial and Industrial Loans	53,761	61,425
Farm Production and Other Farm Loans	765	1,055

Total Business Loans	54,526	62,480

Consumer Loans:
Credit Cards	1,156	1,061
Other Consumer Loans	18,310	25,564

Total Consumer Loans	19,466	26,625

Total Gross Loans	394,652	430,268

Unearned Income	(601)	(686)
Allowance for Loan Losses	(3,903)	(6,474)

Loans, net	$390,148	$423,108

Activity in Related Party Loans

Activity in related party loans during 2016 is presented in the following table.

Balance outstanding at December 31, 2015	$2,396,191

Principal additions	155,000

Principal reductions	(2,230,765)

Balance outstanding at December 31, 2016	$320,426

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows (in thousands):

	2016	2015
Real Estate:
Land Development and Construction	$133	$75
Farmland	234	158
1-4 Family Mortgages	1,954	2,464
Commercial Real Estate	6,293	11,662

Total Real Estate Loans	8,614	14,359

Business Loans:
Commercial and Industrial Loans	239	28

Total Business Loans	239	28

Consumer Loans:
Other Consumer Loans	26	36

Total Consumer Loans	26	36

Total Nonaccrual Loans	$8,879	$14,423

Age Analysis of Past Due Loans, Segregated by Class of Loans

An age analysis of past due loans, segregated by class of loans, as of December 31, 2016 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$208	$78	$286	$23,507	$23,793	$—
Farmland	584	65	649	17,526	18,175	—
1-4 Family Mortgages	2,993	596	3,589	94,223	97,812	179
Commercial Real Estate	6,491	185	6,676	174,204	180,880	—

Total Real Estate Loans	10,276	924	11,200	309,460	320,660	179

Business Loans:
Commercial and Industrial Loans	66	186	252	53,509	53,761	—
Farm Production and Other Farm Loans	—	—	—	765	765	—

Total Business Loans	66	186	252	54,274	54,526	—

Consumer Loans:
Credit Cards	7	3	10	1,146	1,156	—
Other Consumer Loans	788	27	815	17,495	18,310	27

Total Consumer Loans	795	30	825	18,641	19,466	27

Total Loans	$11,137	$1,140	$12,277	$382,375	$394,652	$206

An age analysis of past due loans, segregated by class of loans, as of December 31, 2015 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$1,126	$21	$1,147	$31,986	$33,133	$21
Farmland	947	4	951	22,342	23,293	4
1-4 Family Mortgages	5,131	573	5,704	98,342	104,046	—
Commercial Real Estate	4,015	6,748	10,763	169,928	180,691	—

Total Real Estate Loans	11,219	7,346	18,565	322,598	341,163	25

Business Loans:
Commercial and Industrial Loans	245	12	257	61,168	61,425	12
Farm Production and Other Farm Loans	12	—	12	1,043	1,055	—

Total Business Loans	257	12	269	62,211	62,480	12

Consumer Loans:
Credit Cards	12	9	21	1,040	1,061	9
Other Consumer Loans	1,017	30	1,047	24,517	25,564	30

Total Consumer Loans	1,029	39	1,068	25,557	26,625	39

Total Loans	$12,505	$7,397	$19,902	$410,366	$430,268	$76

Impaired Loans, Segregated by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2016	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	163	—	163	163	28	119
1-4 Family Mortgages	1,448	—	1,448	1,448	252	2,276
Commercial Real Estate	5,327	—	5,327	5,327	469	8,495

Total Real Estate Loans	6,938	—	6,938	6,938	749	10,890

Business Loans:
Commercial and Industrial Loans	126	—	126	126	38	33
Farm Production and Other Farm Loans	—	—	—	—	—	—

Total Business Loans	126	—	126	126	38	33

Total Loans	$7,064	$—	$7,064	$7,064	$787	$10,923

2015	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$75	$—	$75	$75	$75	$85
Farmland	679	69	610	679	54	739
1-4 Family Mortgages	3,103	1,754	1,349	3,103	183	2,829
Commercial Real Estate	11,662	1,409	10,253	11,662	2,685	10,552

Total Real Estate Loans	15,519	3,232	12,287	15,519	2,997	14,205

Business Loans:
Commercial and Industrial Loans	28	28	—	28	—	49
Farm Production and Other Farm Loans	—	—	—	—	—	—

Total Business Loans	28	28	—	28	—	49

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	36	36	—	36	—	78

Total Consumer Loans	36	36	—	36	—	78

Total Loans	$15,583	$3,296	$12,287	$15,583	$2,997	$14,332

Troubled Debt Restructurings Segregated by Class

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2016	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,288

Total	3	$4,871	$3,288

December 31, 2015	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,858

Total	3	$4,871	$3,858

Changes in Troubled Debt Restructurings

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2016	3	$3,858
Additional loans with concessions
Reductions due to:
Principal paydowns		(570)

Total at December 31, 2016	3	$3,288

Detailed Amount of Gross Loans Segregated by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2016 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$23,038	$186	$569	$—	$—	$23,793
Farmland	16,448	776	951	—	—	18,175
1-4 Family Mortgages	86,043	1,754	10,015	—	—	97,812
Commercial Real Estate	161,323	11,072	8,485	—	—	180,880

Total Real Estate Loans	286,852	13,788	20,020	—	—	320,660

Business Loans:
Commercial and Industrial Loans	51,985	1,427	349	—	—	53,761
Farm Production and Other Farm Loans	727	28	10	—	—	765

Total Business Loans	52,712	1,455	359	—	—	54,526

Consumer Loans:
Credit Cards	1,153	—	3	—	—	1,156
Other Consumer Loans	18,027	149	132	2	—	18,310

Total Consumer Loans	19,180	149	135	2	—	19,466

Total Loans	$358,744	$15,392	$20,514	$2	$—	$394,652

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2015 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$31,889	$202	$1,042	$—	$—	$33,133
Farmland	21,084	989	1,220	—	—	23,293
1-4 Family Mortgages	88,425	4,874	10,747	—	—	104,046
Commercial Real Estate	155,898	12,286	12,507	—	—	180,691

Total Real Estate Loans	297,296	18,351	25,516	—	—	341,163

Business Loans:
Commercial and Industrial Loans	60,918	377	130	—	—	61,425
Farm Production and Other Farm Loans	1,055	—	—	—	—	1,055

Total Business Loans	61,973	377	130	—	—	62,480

Consumer Loans:
Credit Cards	1,052	—	9	—	—	1,061
Other Consumer Loans	24,666	111	777	7	3	25,564

Total Consumer Loans	25,718	111	786	7	3	26,625

Total Loans	$384,987	$18,839	$26,432	$7	$3	$430,268

Net Chargeoffs Segregated by Class of Loans

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2016	2015	2014
Real Estate:
Land Development and Construction	$(17,677)	$(8,700)	$241,853
Farmland	(934)	(5,156)	52,731
1-4 Family Mortgages	154,387	149,014	22,205
Commercial Real Estate	2,387,956	415,413	42,582

Total Real Estate Loans	2,523,732	550,571	359,371

Business Loans:
Commercial and Industrial Loans	(8,230)	1,585	2,038,953
Farm Production and other Farm Loans	—	—	—

Total Business Loans	(8,230)	1,585	2,038,953

Consumer Loans:
Credit Cards	9,285	15,493	11,482
Other Consumer Loans	(18,936)	57,661	49,022

Total Consumer Loans	(9,651)	73,154	60,504

Total Net Chargeoffs	$2,505,851	$625,310	$2,458,828

Detailed Activity in Allowance for Possible Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2016, 2015 and 2014:

	Real	Business
2016	Estate	Loans	Consumer	Total

Beginning Balance	$5,238,895	$643,248	$591,560	$6,473,703

Provision for possible loan losses	401,971	(393,924)	(73,103)	(65,056)

Chargeoffs	2,567,499	8,035	65,311	2,640,845

Recoveries	43,767	16,265	74,962	134,994

Net chargeoffs	2,523,732	(8,230)	(9,651)	2,505,851

Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

Period end allowance allocated to:
Loans individually evaluated for impairment	$749,090	$37,803	$—	$786,893

Loans collectively evaluated for impairment	2,368,044	219,751	528,108	3,115,903

Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

	Real	Business
2015	Estate	Loans	Consumer	Total

Beginning Balance	$5,202,151	$873,815	$466,360	$6,542,326

Provision for possible loan losses	587,315	(228,982)	198,354	556,687

Chargeoffs	625,556	32,258	164,091	821,905

Recoveries	74,985	30,673	90,937	196,595

Net chargeoffs	550,571	1,585	73,154	625,310

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

Period end allowance allocated to:
Loans individually evaluated for impairment	$2,996,708	$—	$—	$2,996,708

Loans collectively evaluated for impairment	2,242,187	643,248	591,560	3,476,995

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

2014	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Provision for possible loan losses	855,511	145,359	(77,473)	923,397

Chargeoffs	560,298	2,050,939	121,093	2,732,330

Recoveries	200,927	11,986	60,589	273,502

Net chargeoffs	359,371	2,038,953	60,504	2,458,828

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,984,671	$40,083	$—	$2,024,754

Loans collectively evaluated for impairment	3,217,480	833,732	466,360	4,517,572

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2016 and 2015 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2016	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for specific impairment	$6,938	$126	$—	$7,064

Loans collectively evaluated for general impairment	313,722	54,400	19,466	387,588

	$320,660	$54,526	$19,466	$394,652

2015	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for specific impairment	$15,519	$28	$36	$15,583

Loans collectively evaluated for general impairment	325,644	62,452	26,589	414,685

	$341,163	$62,480	$26,625	$430,268